STOCK BASED COMPENSATION - Valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Valuation Assumptions
Time to expiration (in years)	5 years 10 months 24 days	6 years
Volatility	71.78%	75.06%
Risk-free interest rate	2.71%	2.09%
Dividend yield (as a percent)	0.00%	0.00%